UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  17 Hulfish Street
          Princeton, NJ 08542


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:


/s/ Jill Peer Weiner                Princeton, NJ           August 13, 2002
--------------------                -------------           ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         53
                                                --

Form 13F Information Table Value Total:      $745,658
                                              -------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                             FORM 13F
                                                        Candlewood Capital
                                                          June 30, 2002




COLUMN 1                       COLUMN  2    COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE OF               VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP   (X$1000)     PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE  SHARED  NONE


ABITIBI-CONSOLIDATED INC       Common Stock 003924107  5,076     549,900  SH      Sole                    549,900   0    0
ACME COMMUNICATIONS INC        Common Stock 004631107  4,930     670,700  SH      Sole                    670,700   0    0
ARTISOFT INC                   Common Stock 04314L106  1,213     808,700  SH      Sole                    808,700   0    0
AT&T CORP                      Common Stock 001957109 15,816   1,478,120  SH      Sole                  1,478,120   0    0
AVENUE A INC                   Common Stock 053566105  8,137   2,285,600  SH      Sole                  2,285,600   0    0
BARNESANDNOBLE.COM INC.        Cl A         067846105  2,588   2,753,300  SH      Sole                  2,753,300   0    0
BINDVIEW DEVELOPMENT CORP      Common Stock 090327107  1,681   1,648,500  SH      Sole                  1,648,500   0    0
BKF CAP GROUP INC              Common Stock 05548G102  8,228     288,700  SH      Sole                    288,700   0    0
BLOCKBUSTER INC                Cl A         093679108 10,276     382,000  SH      Sole                    382,000   0    0
BOWATER INC                    Common Stock 102183100  5,296      97,400  SH      Sole                     97,400   0    0
CABLEVISION SYS CORP-          Common Stock 12686C844  8,277     945,930  SH      Sole                    945,930   0    0
  RAINBOW   MEDIA GROUP
COACH INC                      Common Stock 189754104 15,948     290,500  SH      Sole                    290,500   0    0
COOPER TIRE & RUBBER CO.       Common Stock 216831107 14,909     725,500  SH      Sole                    725,500   0    0
COTT CORPORATION QUE           Common Stock 22163N106 13,050     687,200  SH      Sole                    687,200   0    0
CRYOLIFE INC                   Common Stock 228903100 16,073   1,000,800  SH      Sole                  1,000,800   0    0
DELL COMPUTER CORPORATION      Common Stock 247025109 17,997     688,500  SH      Sole                    688,500   0    0
DRS TECHNOLOGIES INC           Common Stock 23330X100 42,513     994,445  SH      Sole                    994,445   0    0
GANNETT CO.INC.                Common Stock 364730101 19,370     255,200  SH      Sole                    255,200   0    0
HOLLYWOOD ENTERTAINMENT        Common Stock 436141105 24,541   1,186,700  SH      Sole                  1,186,700   0    0
  CORP
ICN PHARMACEUTICALS INC.       Common Stock 448924100 26,026   1,075,000  SH      Sole                  1,075,000   0    0
JOURNAL REGISTER CO            Common Stock 481138105 21,294   1,059,400  SH      Sole                  1,059,400   0    0
KEYCORP                        Common Stock 493267108  8,818     323,000  SH      Sole                    323,000   0    0
L-3 COMMUNICATIONS HLDGS INC   Common Stock 502424104 15,428     285,700  SH      Sole                    285,700   0    0
LEAR CORPORATION               Common Stock 521865105 16,548     357,800  SH      Sole                    357,800   0    0
LIN TV CORP                    Class A      532774106  5,597     207,000  SH      Sole                    207,000   0    0
LYONDELL CHEMICAL COMPANY      Common Stock 552078107 19,000   1,258,300  SH      Sole                  1,258,300   0    0
MACK-CALI REALTY CORP          Common Stock 554489104 12,584     358,000  SH      Sole                    358,000   0    0
MBIA INC                       Common Stock 55262C100 24,280     429,499  SH      Sole                    429,499   0    0
MC CLATCHY COMPANY (HLDG CO)   Class A      579489105 33,481     521,100  SH      Sole                    521,100   0    0
MODEM MEDIA INC                Common Stock 607533106  5,708   1,585,500  SH      Sole                  1,585,500   0    0
NAPRO BIOTHERAPEUTICS INC      Common Stock 630795102 11,488   1,751,200  SH      Sole                  1,751,200   0    0
NAVISTAR INTL CORP             Common Stock 63934E108  5,306     165,800  SH      Sole                    165,800   0    0
OLIN CORP NEW $1 PAR           Common Stock 680665205 12,654     571,300  SH      Sole                    571,300   0    0
OSHKOSH TRUCK CORP             Common Stock 688239201 21,150     357,800  SH      Sole                    357,800   0    0
PROLOGIS                       Common Stock 743410102  1,955      75,206  SH      Sole                     75,206   0    0
PULITZER INC                   Common Stock 745769109 12,435     239,600  SH      Sole                    239,600   0    0
RAYTHEON CO                    Common Stock 755111507 14,430     354,100  SH      Sole                    354,100   0    0
ROCKWELL AUTOMATION INC        Common Stock 773903109  7,684     384,600  SH      Sole                    384,600   0    0
SBC COMMUNICATIONS INC         Common Stock 78387G103 13,995     458,850  SH      Sole                    458,850   0    0
SINCLAIR BROADCAST GROUP INC   Class A      829226109 38,649   2,654,450  SH      Sole                  2,654,450   0    0
SMURFIT (JEFFERSON) PLC ADR    ADRS         47508W107 20,730     658,100  SH      Sole                    658,100   0    0
SONICWALL INC                  Common Stock 835470105  9,735   1,939,255  SH      Sole                  1,939,255   0    0
SOUNDVIEW TECHNOLOGY           Common Stock 83611Q109  4,524   2,661,300  SH      Sole                  2,661,300   0    0
  GROUP INCCMN
SPEEDFAM-IPEC INC              Common Stock 847705100 10,599   2,022,685  SH      Sole                  2,022,685   0    0
ST. JOE COMPANY                Common Stock 790148100 10,276     342,300  SH      Sole                    342,300   0    0
TARGET CORP                    Common Stock 87612E106 21,206     556,600  SH      Sole                    556,600   0    0
UNITEDGLOBALCOM INC            Class A      913247508  6,182   2,247,900  SH      Sole                  2,247,900   0    0
UNUMPROVIDENT CORPORATION      Common Stock 91529Y106 18,472     725,800  SH      Sole                    725,800   0    0
VERIDIAN CORPORATION           Common Stock 92342R203  7,643     336,700  SH      Sole                    336,700   0    0
VERIZON COMMUNICATIONS         Common Stock 92343V104 10,038     250,000  SH      Sole                    250,000   0    0
VIACOM INC CL-B COMMON         Class B      925524308 31,920     719,400  SH      Sole                    719,400   0    0
WELLS FARGO & CO               Common Stock 949746101 23,929     478,000  SH      Sole                    478,000   0    0
YOUNG BROADCASTING INC         Class A      987434107  5,979     336,300  SH      Sole                    336,300   0    0


                                                     745,658  45,485,240

03180.0001 #342122